Commitments and Contingencies - Additional Information (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($) Rate Vessel OceanShips m³	Dec. 31, 2025 USD ($) Berth Season	Apr. 30, 2026 USD ($)
Disclosure of commitments and contingencies [line items]
Number of vessels | Vessel	92
Export credit agency premium percentage	100.00%
ROU asset	$ 290,470,000	$ 278,814,000
SACE Financing
Disclosure of commitments and contingencies [line items]
Number of ships for which finance entered | OceanShips	9
Maximum percentage of newbuild"s contract price	80.00%
Loan Agreements | SACE Financing
Disclosure of commitments and contingencies [line items]
Maximum percentage of newbuild"s contract price	80.00%
Lease Agreement for Buildings and Docking
Disclosure of commitments and contingencies [line items]
ROU asset			$ 18,900,000
Lease liability			$ 17,700,000
Charter Agreement
Disclosure of commitments and contingencies [line items]
Number of seasons | Season		9
Contracts for Portion of River Fuel Usage in Europe for 2026 Season
Disclosure of commitments and contingencies [line items]
Remaining portions of contracts for river fuel usage | m³	40,600
Contracts for Portion of River Fuel Usage in Europe for 2026 Season | Minimum
Disclosure of commitments and contingencies [line items]
Fixed contract prices per 100 liters excluding taxes	$ 59.3
Contracts for Portion of River Fuel Usage in Europe for 2026 Season | Maximum
Disclosure of commitments and contingencies [line items]
Fixed contract prices per 100 liters excluding taxes	$ 74.2
First Vessel | Charter Agreement
Disclosure of commitments and contingencies [line items]
Contractual payments for the initial term of nine seasons		$ 29,200,000
Second Vessel | Charter Agreement
Disclosure of commitments and contingencies [line items]
Contractual payments for the initial term of nine seasons		$ 29,800,000
River Vessels
Disclosure of commitments and contingencies [line items]
Number of vessels | Vessel	14
River Vessels | Charter Agreement
Disclosure of commitments and contingencies [line items]
Number of vessels | Berth		2
Number of berths | Berth		80
River Vessels | Delivery Between 2026 and 2028
Disclosure of commitments and contingencies [line items]
Number of river vessels build | Vessel	6
River Vessels | Longships
Disclosure of commitments and contingencies [line items]
Number of vessels | Vessel	5
Options to Extend | Charter Agreement
Disclosure of commitments and contingencies [line items]
Number of seasons | Season		3
Viking New Building Program | Ship Building Contract
Disclosure of commitments and contingencies [line items]
Aggregate contract price	$ 680,300,000
Exchange rate | Rate	1.14
Ocean Newbuilding Program | Ocean Ships
Disclosure of commitments and contingencies [line items]
Aggregate contract price	$ 5,293,600,000
Exchange rate | Rate	1.14
Expedition Ships Program | River Vessels and Ocean Ships
Disclosure of commitments and contingencies [line items]
Aggregate contract price	$ 5,028,100,000
Exchange rate | Rate	1.14